Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, 2025 Equity Inducement Plan
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	10.49
Maximum Aggregate Offering Price	$ 2,622,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 401.51
Offering Note

(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable under the Surrozen, Inc. 2025 Equity Inducement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Surrozen, Inc.’s common stock, as applicable.

(2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Surrozen, Inc.’s common stock as reported on The Nasdaq Capital Market on August 4, 2025, rounded up to the nearest cent, which date is within five business days prior to the filing of this Registration Statement.